Inventories	12 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
INVENTORIES
7.	INVENTORIES

Inventories consisted of the following:

	June 30, 2019	June 30, 2018

Raw materials	$90,604	$-
Packaging and other supplies	11,320	-
Other merchant products	12,609	-
	$114,533	$-
Less: provision	-	-
	$114,533	$-